S000070976 [Member] Average Annual Total Returns		12 Months Ended	46 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal 3-10 Year Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.67%	0.07%
Bloomberg Custom Blend Benchmark (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.32%	0.47%
Bloomberg Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	1.05%	0.01%
iShares Intermediate Muni Income Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.44%	1.06%
Performance Inception Date			Mar. 16, 2021
iShares Intermediate Muni Income Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	2.41%	1.01%
Performance Inception Date	[4]		Mar. 16, 2021
iShares Intermediate Muni Income Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	2.85%	1.37%
Performance Inception Date	[4]		Mar. 16, 2021

[1]
The Bloomberg Municipal 3‑10 Year Index is an index that covers the USD‑denominated long-term tax exempt bond market. It includes general obligation and revenue bonds with maturities of more than three years and less than ten years.

[2]	The Bloomberg Custom Blend Benchmark is comprised of 90% Bloomberg 1‑15 Year Municipal Bond Index and 10% Bloomberg Municipal High Yield 1‑15 Year Index.
[3]
The Bloomberg Municipal Bond Index is an index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

[4]	After‑tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to tax‑exempt investors or investors who hold shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.